Basis of Presentation and other significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2025
Basis of Presentation and other significant accounting policies [Abstract]
Basis for preparation	2.1. Basis for preparation
The consolidated financial statements included in this Annual Report have been prepared in accordance with IFRS Accounting Standards
(IFRS) as issued by the International Accounting Standards Board
(IASB) and as endorsed by the EU, as well as further requirements in the Danish Financial Statements Act.
The preparation of these consolidated financial statements in conformity with IFRS requires management to exercise its judgement in the process of applying the Company’s accounting policies. It also requires the use of certain critical accounting estimates and assumptions. Areas involving a higher degree of judgement or complexity, or areas where estimates and assumptions are significant to the consolidated financial statements are further described in Note
2.4.
The consolidated financial statements are presented in euros and all values are rounded to the nearest thousand, except when otherwise indicated.
The accounting policies set out in the notes have been applied consistently in the preparation of the consolidated financial statements for all the years presented unless stated otherwise below.
Comparative figures
In December 2023, Cadeler and Eneti merged, and from this point in time the consolidated figures comprised Cadeler A/S and its
subsidiaries and Eneti and its subsidiaries (which are wholly owned by the Group). Therefore the activity of the Group is not fully comparable between 2025, 2024 and 2023. For further information on the subsidiaries of Cadeler A/S please refer to Note 29.
Materiality
Our Annual Report is structured around the principle of materiality, focusing on information that holds relevance for the users of the consolidated financial statements. These consolidated financial statements encompass numerous transactions, which are grouped into categories based on their nature or function. These categories are then presented in the consolidated financial statements as required by IFRS. When individual items are deemed immaterial, they are combined with other similar items in either the consolidated financial statements or the accompanying notes.
In line with IFRS guidelines we include the necessary disclosures, unless the information is considered immaterial to the economic decision-making of the users or is not applicable in the context of the consolidated financial statements.
Going concern assessment
The Company’s Board of Directors and Executive Directors, have at the time of approving the consolidated financial statements, assessed that the Group has adequate resources to continue as a going concern for at least 12 months after the balance sheet date.
Thus, the Group continues to adopt the going concern basis of accounting in preparing the consolidated financial statements.
Note 2
Basis of Presentation and other significant accounting policies
Continued from previous page
European Single Electronic Format (ESEF)
As a group with securities listed on a regulated market within the EEA, Cadeler A/S is required to prepare its official Annual Report in the XHTML format and to tag the main consolidated financial statements using inline eXtensible Business Reporting Language (iXBRL) applying a specific ESEF taxonomy. The annual report submitted to the Danish Financial Supervisory Authority consists of the XHTML document together with the required technical files, all included in a ZIP file named cadeler-2025-12-31-en.zip.
As such, the Annual Report is both human- and machine-readable.
A separate assurance report on the iXBRL tagging of the consolidated financial statements is issued by
Cadeler's independent auditors and included on page 252. For general use, a PDF version of the Annual
Report is published in line with previous years.
General accounting policies	2.2. General accounting policies
This section introduces accounting policies and significant accounting estimates and judgements. A more detailed description of accounting policies and significant estimates and judgements related to specific reported amounts is presented in the respective notes. The purpose is to provide transparency on the disclosed amounts and to describe the relevant accounting policy, significant estimates and numerical disclosure for each note.
Note 3 - Revenue recognition (including Deferred revenue)
Note 4 - Cost of sales and administrative expenses
Note 5 - Net other operating income and expenses
Note 6 - Employee compensation
Note 7 - Long term incentive programmes
Note 9 - Financial income and expenses
Note 10 - Income taxes
Note 11 - Earnings per share (EPS)
Note 12 - Intangible Assets (including Goodwill)
Note 13 - Property, plant and equipment (including Borrowing costs and Impairment of non- financial assets)
Note 14 - Right-of-use assets and lease liabilities
Note 15 - Inventories
Note 16 - Trade and Other Receivables
Note 18 - Cash and cash equivalents
Note 20 - Provisions, Trade and other payables
Note 22 - Issued Share capital
Note 23 - Lease liabilities
Note 24 - Derivatives and hedge accounting
Note 25 - Financial liabilities
Note 26 - Business combinations
Note 2
Basis of Presentation and other significant accounting policies
Continued from previous page
Principles of consolidation
The consolidated financial statements include the Parent Company,
Cadeler A/S, and all enterprises over which the Parent Company has control. Control of an enterprise exists when the Company has exposure, or rights to, variable returns from its involvement with the enterprise and has the ability to control those returns through its power over the enterprise. Accordingly, the consolidated financial statements of the Group are composed of the financial statements of the Company Cadeler A/S and its subsidiaries (which are wholly owned by the Parent Company, Cadeler A/S).
All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between Group enterprises are eliminated in full on consolidation.
Currency translation
The financial statements are presented in euro (EUR), which is also the functional currency of the parent company. For each entity in the
Group, the Group determines the functional currency and items included in the financial statements of each entity are measured using that functional currency.
As of 1 January 2025, all entities of the former Eneti Group have changed their functional currency from USD to EUR. The change is driven by Cadeler’s acquisition of the former Eneti Group at the end of 2023 followed by changes to the financing, organisation and activities whereby it is Management’s assessment that the primary economic environment in which each of the entities operates has changed to be mainly denominated in EUR. Accordingly,
management has determined that EUR is the new functional currency that will most faithfully reflect the underlying transactions, events and conditions relevant to the entities following the acquisition. The amount recognised in other comprehensive income is not reclassified to profit or loss until disposal of the operation.
As some of the Group entities are conducting business in an
international environment, management has applied judgement to determine the primary economic environment considering that the underlying transactions, events and conditions.
Transactions in a currency other than the EUR (“foreign currency”) are translated into EUR using the exchange rates at the dates of the transactions. Foreign exchange differences resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at the closing rates at the balance sheet are recognised in profit or loss. Non-
monetary items measured at fair values in foreign currencies are translated using the exchange rates at the date when the fair values are determined.
Foreign exchange gains and losses impacting profit or loss are presented in the statement of profit or loss within financial income or financial expenses.
Other reserves and retained earnings
Other reserves include hedging reserves, cost of hedging reserves, and foreign currency translation reserves. Hedging reserves reflect the changes in the fair value of derivative financial instruments designated as cash flow hedges. Cost of hedging reserves include the time value of options and other costs associated with hedging activities. Foreign currency translation reserves include the cumulative translation adjustments (CTA), which arise from the conversion of the financial statements of foreign operations into the reporting currency.
Retained earnings include results from previous periods, changes to equity arising from business combination purchase price, and share-
based payments.
Statement of cash flows
The statement of cash flows shows the Group’s cash flows for the year, classified as operating, investing and financing activities, net changes for the year in cash and cash equivalents as well as the
Group’s cash and cash equivalents at the beginning and end of the year.
Positive amounts indicate cash inflows, whereas negative amounts indicate cash outflows.
Note 2
Basis of Presentation and other significant accounting policies
Continued from previous page
Cash flows from operating activities
Cash flows from operating activities are stated as the profit or loss for the year adjusted for non-cash operating items such as depreciation, changes in working capital and income tax paid or received. Working capital includes current assets less current liabilities, excluding cash and cash equivalents and interest income.
Cash flows from investing activities
Cash flows from investing activities comprise cash flows from the acquisition and sale of non-current assets and businesses. Cash flows from restricted cash are presented within investing activities.
Cash flows from financing activities
Cash flows from financing activities comprise cash flows from instalments on lease liabilities, and interest paid as well as proceeds from the issue of shares, restricted cash, treasury shares and debt as well as the prepayment of borrowings.

Changes in accounting policies and disclosures	2.3. Changes in accounting policies and disclosures
2.3.1. New accounting policies and disclosures
The Group has adopted standards and interpretations effective as of
1 January 2025. Adoption of new, amended standards and
interpretations had no material impact on the Group’s consolidated financial statements.
2.3.2. Standards issued but not yet effective
IASB has issued several new and amended accounting standards
(IFRS) and interpretations (IFRS IC). The Group has assessed these new and amended accounting standards and interpretations, and does not anticipate any of them to have any material impact on recognition or measurement in the consolidated financial statements.
IFRS 18 Presentation and Disclosure in Financial Statements, which was issued in April 2024, becomes effective for reporting periods beginning on or after 1 January 2027 and replaces IAS 1 Presentation of Financial Statements.
The implementation will affect the presentation of the consolidated statement of profit or loss with the introduction of specified categories and specified sub totals. The changed presentation will result in certain items being classified differently, such as foreign exchange adjustments and interest income. These items will be classified in the category as the related income and expense arise,
e.g. foreign exchange adjustments related to accounts payables or receivables will be classified in the operating category and interest income and foreign exchange adjustments arising from cash and cash equivalents will be classified in the investing category. The reported net results will not be affected. The implementation is also expected to impact the presentation of statement of financial position with goodwill being presented as a separate line item, the starting point of the statement of cash flows changing to operating profit or loss and the disclosures related to management defined performance measures (MPM).
The Group is currently working to further identify and analyse the implications on the consolidated financial statements. Our
interpretation of the application may evolve as additional guidance will become available.
The Group expects to adopt the accounting standards and
interpretations as they become mandatory.

Material accounting judgements, estimates and assumptions	2.4. Material accounting judgements, estimates and
assumptions
The preparation of the Group’s consolidated financial statements requires management to make judgements, estimates and
assumptions that affect the reported amounts of revenue, expenses, assets and liabilities, accompanying disclosures, and the disclosure of contingent liabilities. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.
The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are described below. The Group has based its assumptions and estimates on
parameters available when the consolidated financial statements were authorised for issuance. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances that are beyond the control of the Group.
Such changes are reflected in the assumptions when they occur.
Note 2
Basis of Presentation and other significant accounting policies
Continued from previous page
Material estimates
Useful life of vessels
The estimation made regarding the useful life of the O-class vessels has been based on, among other things, an analysis made by an external expert. The determined fatigue analysis is based on the technical specification of the WTIV and comparable vessels. The useful life of the vessels is estimated at 25 years.
In 2020, the Group acquired the above mentioned vessels which had already been in use for eight years. Therefore, the remaining useful life of these vessels is estimated at 17 years for all components except the jacking system and the main crane. These components have a remaining useful life of three years from the acquisition of the vessels.
In 2024, the main crane of these vessels underwent an upgrade. The old main crane was disposed of, and the new main crane was
capitalised, with its useful life set to align with the remaining useful life of the vessels.
In 2023, as part of the business combination, the Group acquired two additional vessels. One of these vessels was delivered in 2015 and the other in 2012. Similar to the vessels acquired in 2020, the estimated useful life of these vessels, 25 years when first acquired, depends on initial delivery. Therefore, their remaining useful lives at acquisition date were assessed to be 17 and 14 years respectively, and all components will have the same useful life. Depreciation will be calculated over the remaining useful life of these vessels.
The estimation made regarding the useful life of New Builds has been based on an internal technical analysis based on the technical specification of the vessel and validated by an external expert. The useful life of each New Build Vessel is estimated at 25 years.
The residual value, useful life, and methods of depreciation of property, plant, and equipment are reviewed at each financial year end and adjusted accordingly, if appropriate. No changes were made during 2025. For further information, refer to Note 13.
Income tax
Pillar Two tax effects
In October 2021, more than 130 countries agreed on a two-pillar approach to reform the international tax system. The Pillar Two rules are designed to ensure that multinational corporations with EUR 750 million or more in annual revenue pay a minimum effective corporate tax rate of 15% on income received in each jurisdiction in which they operate.
The principal jurisdictions in which the Group may be exposed to additional taxation under Pillar Two include Denmark, the United
Kingdom, and Cyprus, all of which have enacted legislation
implementing these rules. However, this legislation does not currently apply to the Group, as its consolidated revenue is lower than EUR 750 million.
The Group continues to assess and monitor the potential future impact of the Pillar Two rules on its business. Based on the Group’s initial assessment, a portion of its future income in these jurisdictions may be subject to top-up tax under the new rules, noting that international shipping income is excluded from the calculation of
GloBE income under Pillar Two, and certain other exclusions may also apply.
Note 2
Basis of Presentation and other significant accounting policies
Continued from previous page
Impairment of non-financial assets
Management is responsible for the identification of internal and external indicators of impairment related to non-financial assets. If an indicator of impairment is identified, assessment of whether an impairment test is required will be conducted.
The recoverable amount depends on the fair value less cost of disposal, and the value in use which is impacted by the discount rate used in the DCF model as well as future cash in-flows and growth rate assumptions. For further information please refer to Note 12.
Material judgements
Identification of CGU for the purpose of goodwill impairment
For the purpose of goodwill impairment, management has assessed that Cadeler has two cash generating units (CGUs), consisting of:
•the transport and installation of wind turbine generators
and foundation installation vessels (WTGFIVs) and
•O&MV
The wind turbine generators and foundations vessels (WTGFIV) CGU is comprised of the Cadeler vessel class covering the O-Class, P-Class,
M-Class and A-Class and Wind Scylla vessels, which are largely interchangeable, and the cash flows generated by them are
interdependent. These vessels are operated collectively, employed interchangeably, and actively managed to meet the needs of our customers in that market. The O&M CGU is comprised of the two vessels Wind Zaratan and Wind Keeper, which have different
specifications and generate cash flows that are independent and separable from the other vessels.
Revenue recognition
Judgement is applied when determining whether a contract contains one or more performance obligations. Judgement is applied as complexities arise when multiple types of promises to the customer are bundled.
Evaluating the criteria for revenue recognition requires
management's judgement to identify and assess the performance obligations within a contract. This includes assessing the nature of performance obligations and whether they are distinct or should be combined with other performance obligations to determine whether the performance obligations are satisfied over time or at a point in time.
In contracts where multiple activities are bundled, judgement is applied in the determination of the most appropriate recognition method and the most appropriate measure of progress. Both
judgements have a primary impact on the timing and amount of revenue to be recognised.
Note 2
Basis of Presentation and other significant accounting policies
Continued from previous page
Evaluating the application of the criteria for revenue recognition for contracts with customers requires management's judgement to
assess and determine the following:
•Identification of performance obligations within the
contract, including assessing their nature and determining
whether they are distinct or should be combined, as well as
whether they are satisfied over time or at a point in time.
•Determination of the transaction price, including an
assessment of variable consideration in the contract.
•In contracts where multiple performance obligation are
bundled, the allocation of the transaction price to
performance obligations in order to determine the stand-
alone selling price of each performance obligation identified in the contract using key assumptions that may include
observable market inputs and expected margin in the
activities.
Macroeconomic factors and climate risks
As part of its commitment to transparency and risk management,
Cadeler recognises the significance of macroeconomic factors and climate risks in financial evaluations. These factors are integral to assessing the useful lives and residual values of assets and conducting Discounted Cash Flow (DCF) analyses for impairment testing. Operating within the offshore wind installation sector,
Cadeler’s fleet supports the energy transition, a key driver of long-
term demand.
Management has evaluated climate-related risks, including regulatory developments, technological advancements, and market shifts, and does not currently identify indicators requiring changes to the
Group’s depreciation assumptions, residual values, or impairment outlook. The Group’s vessels are designed to accommodate evolving industry requirements, mitigating the risk of obsolescence from climate policies or emissions regulations.
Cadeler’s assessment considers potential financial impacts of climate-
related risks, including operational disruptions from extreme weather, supply chain vulnerabilities, and shifting industry standards. While climate risks could influence project timing or infrastructure investments, there is no evidence suggesting a material impact on asset valuations. The useful life of the Group’s vessels is reviewed regularly considering emerging industry trends, and current market conditions support the expectation that our assets will continue to generate economic benefits as planned. Additionally, ongoing investments in modern, upgradeable vessels enhance adaptability to future regulatory changes, further supporting our financial
assumptions.
Beyond climate risks, Cadeler monitors broader macroeconomic conditions, including inflationary pressures, interest rate fluctuations, and geopolitical uncertainties that may impact operations. The international macroeconomic situation is currently characterised by material uncertainty, mainly due to the elevated levels of public debt in many of the leading global economies, increasing interest and inflation rates, the war in Ukraine, the imposition of sanctions against
Russia, conflict in the Middle East, European energy crises and global supply-chain constraints. Over the past year, the sector has experienced continued negative sentiment and political headwinds in the United States. The energy sector remains subject to volatility due to regulatory shifts, oil prices and economic developments, and we remain proactive in integrating these factors into financial evaluations. Through continuous assessment and review, we ensure that our accounting policies reflect a comprehensive understanding of macroeconomic and climate-related risks, maintaining a robust approach to financial reporting and impairment analyses. For further information on the risks to which Cadeler is exposed, refer to the
Financial review.

Revenue	Contract costs, assets and deferred revenue
Customers are typically invoiced monthly, when the vessels are on contract, with normal payment terms between 30-60 days. Payment terms with customers are considered industry standard and do not include a significant financing component. To the extent possible, we obtain payment guarantees to minimise the credit risk during the contract term.
Sometimes revenue is recognised for work performed prior to issuance of invoice to customer and it will be reported as a contract asset. For more information about contract assets at the reporting period, refer to
Note 16. When the right to consideration is conditional only on the passage of time, the balance does not meet the definition of a contract asset and is classified as an unbilled receivable. This typically arises where the timing of the related billing cycle occurs in a period after the performance obligation is satisfied.
Deferred revenue relates to consideration received from customers for unsatisfied performance obligations.
Revenue will be recognised when the related services are provided to the customers, which is almost entirely within 12 months.
Incremental costs of obtaining a contract and certain costs to fulfil a contract to be recognised as a contract asset if certain criteria are met. Any capitalised contract assets are amortised on a systematic basis that is consistent with the transfer of the related goods or services to the customer.
Accounting policies for revenue from contracts with
customers
We initially assess whether the contracts contain a lease component.
In general, we have determined that our contracts consist of a leasing component (the element relating to hire of the vessel) and a service component. These components are not treated or priced separately in the contracts, nor does the Group offer either of the services separately. The service component is within the scope of IFRS 15, while the leasing component is within the scope of IFRS 16. The lease components are classified as an operating lease, as such leases do not cover a significant part of the economic life of the vessels and the
Group retains substantially all risks and rewards incidental to ownership of the vessels. The leasing component is recognised as revenue over time over the charter period. Prepayments from
customers for the leasing component are recognised as deferred revenue.
Once the service component has been determined to be within the scope of IFRS 15, the Group performs the following five steps on a contract-by-contract basis: (i) identify the contract(s) with a customer;
(ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognise revenue when (or as) the Group satisfies a performance obligation.
Our contracts with customers are complex and normally contains multiple types of promises to the customer. At contract inception, judgement is performed when determining if a contract contains one or more performance obligations. The Group assesses the goods and services promised within each contract and identifies as a
performance obligation each good or service that is distinct.
Revenue from transportation and installation activities may, depending on the contract, represent one or more performance obligations. In respect of T&I service components, the following main promises apply: Planning and engineering, Transport of monopiles and secondary steel from supply port to feeder port, Installation of monopiles and secondary steel offshore, Storage and handling at feeder port, and Warranty. While the contracts contain several distinct promises, these are considered less interdependent and interrelated and as such are considered multiple performance obligations.
Revenue is generally recognised over time as the service is being provided using a method, depending on what better depicts the progress of each separate performance obligation, as detailed below:

Performance obligations in T&I contracts	Recognition of revenue	Measure of progress
Planning and engineering services to the customer.	Over time	Total costs incurred to date compared with total forecast costs at completion
Transportation of monopiles and secondary steel from supply port to feeder port	Over time	Total time spend compared with total forecast time
Storage and handling of the material used in the installation	Over time	Total time spend compared with total forecast time
Installation of monopiles and secondary steel offshore	Over time	Total time spend compared with total forecast time
While time-charter contracts contain several promises, these are usually considered highly interdependent and highly interrelated and as such considered as one single performance obligation recognised over time applying a relevant measured of progress, usually output method based on time.
The Group is sometimes providing bunker procurement services to help customers ensure that sufficient bunker is available to operate the vessels at the right time and in the right quality and quantity.
Management’s assessment of whether a principal or agent
relationship exists is based upon whether the Group has the ability to control the goods before they are transferred to the customer. This assessment is performed on a contract-by-contract basis at contract inception and takes into account various factors such as whether the
Group takes legal title of the bunker and has the ability to direct the use of the bunker. The fees earned are recognized as revenue over the service period.
Revenue is recognised when control of the services is transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those services.
Revenue is recognised in the amount of the transaction price that is allocated to the respective performance obligations when (or as) the performance obligation is satisfied.
Variable consideration, for example in respect of weather days and extension of time, steel price or bunker price etc, is constrained at contract inception to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognised will not occur when the uncertainty associated with the variable consideration is subsequently resolved.
The Group provides warranties for repair of defects which are identified during the contract and within a defined period thereafter.
In general, all are assurance-type warranties, as defined within IFRS
15, which the Group recognises under IAS 37. Compensation
received, or receivable, for early termination are recognised as revenue with deferral of an estimated value of any obligations to standing ready for new engagements in the remaining contract period.

Expenses by nature	Cost of sales and administrative expenses
Cost of sales consists of expenses directly attributable to the Group’s core activities, including seafarers payroll, vessel depreciation, and the operation and maintenance of vessels.
Administrative expenses, which include administrative staff costs, share-based compensation, management costs, office expenses, business combination transaction costs and other administration-related expenses, are expensed as they are incurred.

Net other Operating Income and Expenses	Other operating income and expenses, include transactions not related to the operations of the Group, such as, gains and losses on the sale of non-current assets. Such transactions are generally recognised when it is probable that the benefits and losses associated with the transaction will flow to the Company and when the significant risks and rewards have been transferred to the buyer (generally when the transaction is finalised).

Employee compensation	Employee benefits are recognised as an expense, unless the cost qualifies for capitalisation as an asset.
Employee compensation includes wages and salaries, including compensated absence and pensions, as well as other social security contributions made to the entity’s employees or public and government authorities.
Long term incentive programmes	Share-based payments
Employees (including senior executives) of the Group receive remuneration in the form of share-based payments, whereby
employees render services as consideration for equity instruments
(equity-settled transactions).
Equity-settled transactions
The cost of equity-settled transactions is determined by the fair value at the date on which the grant is made using an appropriate
valuation model. That cost is recognised as employee benefits expenses, together with a corresponding increase in equity (retained earnings), over the period in which the service and, where applicable, the performance conditions are fulfilled (the vesting period). The cumulative expense recognised for equity-settled transactions at each reporting date until the vesting date reflects both the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The expense or credit in the statement of profit or loss for a period represents the movement in cumulative expense recognised at the beginning and end of that period.
Service and non-market performance conditions are not considered when determining the grant date fair value of awards. Instead, the likelihood of these conditions being met is assessed as part of the
Group’s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected directly in the grant date fair value.
Any other conditions attached to an award, that do not include an associated service requirement, are considered to be non-vesting conditions. Non-vesting conditions are reflected in the fair value of an award and result in an immediate expensing, unless there are also service and/or performance conditions.
No expense is recognised for awards that do not ultimately vest as a result non-market performance and/or service conditions not being met.
Where awards include a market or non-vesting condition, the
transactions are treated as vested regardless of whether the market or non-vesting condition is satisfied, provided that all other performance and/or service conditions are satisfied.
The dilutive effect of outstanding options is reflected as additional share dilution in the computation of diluted earnings per share in a loss situation only where the loss per share is reduced.

Financial Income and Expenses	Finance income and expenses comprise interest income and expenses, as well as realised and unrealised exchange rate gains and losses on transactions denominated in foreign currencies, together with fair value adjustments related to the ineffective portion of financial instruments.
Interest income and interest expenses are recognised using the effective interest rate. The effective interest rate is the discount rate used to discount expected future cash payments or receipts over the expected life of a financial asset or financial liability to the amortised cost (carrying amount) of such asset or liability.

Income Taxes	Income tax
Current income tax for current and prior periods is recognised at the amount expected to be paid to or recovered from the tax authorities, using the tax rates and tax laws that have been enacted or
substantively enacted at the balance sheet date.
Management periodically evaluates positions taken in tax returns in situations where applicable tax regulation is subject to interpretation.
It establishes provisions, where appropriate, based on amounts expected to be paid to the tax authorities.
Deferred income tax is recognised for all temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements. An exception applies where the deferred tax arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither accounting profit nor taxable profit or loss and does not give rise to equal taxable and deductible temporary differences.
Deferred income tax is measured at the tax rates expected to apply when the related deferred income tax asset is realised or the deferred income tax liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted at the balance sheet date.
Current and deferred income taxes are recognised as income or expenses in profit or loss, except to the extent that the tax arises from a transaction that is recognised directly in equity.
Tonnage tax
Under the scheme, ship-owners (or bareboat charterers) pay a fixed tax amount per net tonne at their disposal rather than paying taxes based on taxable income, expenses, and depreciation. The Group has participated in the Danish scheme since 27 November 2020 and joined the UK tonnage tax scheme, effective January 2025.
As the vessels are owned and registered by subsidiaries in
jurisdictions other than Denmark, the Group is also subject to tonnage taxation in those jurisdictions. Such tonnage taxation is calculated based on a fixed tax amount per tonne.
As this scheme is based on a notional income derived from tonnage capacity and not based on the entities' actual income and expenses, the Group does not consider the scheme to fall under the scope of
IAS 12. Consequently, tonnage tax expenses are not presented as part of tax expense in the statement of profit and loss, but are recognised within costs of sales.

Earnings Per Share (EPS)	The Company calculates Basic EPS by dividing the profit for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year.
Diluted EPS is calculated by dividing the profit attributable to ordinary holders of the parent by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

Intangible Assets	Goodwill is tested for impairment at least once a year or sooner if an impairment indication arises.
Impairment testing is performed for each CGU to which goodwill is allocated, as determined by
Management.
If the carrying amount of intangible assets exceeds the recoverable amount, an impairment will be recognised in the statement of profit and loss. Any impairment of goodwill impairment losses cannot be reversed subsequently.
Intangible assets, such as software, are recognised at cost less accumulated depreciation and accumulated impairment losses. The cost of an intangible asset initially recognised includes its purchase price and any directly attributable costs necessary to prepare the asset for its intended use. Depreciation is calculated on a straight-line basis over the estimated useful life, which is 3 years for software.
Property, Plant and Equipment	Property, plant and equipment are recognised at cost less accumulated depreciation and accumulated impairment losses.
The cost of an item of property, plant and equipment initially recognised includes its purchase price and any costs that are directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management.
Subsequent expenditure relating to property, plant and equipment that has already been recognised is added to the carrying amount of the asset only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. All other repair and maintenance expenses are recognised in profit or loss as incurred.
To maintain operational capability, the vessels are required to undergo dry-docking procedures every five years. The costs of the dry-docking procedures are capitalised at cost, including any costs that are directly attributable to bringing the vessels to the location and condition necessary for the dry-docking procedures.
Depreciation is calculated using the straight-line method to allocate their depreciable amounts over the assets’ estimated useful life. The estimated useful lives are as follows:

Useful life
Vessels and furnished equipment	Up to 25 years
Drydock	5 years
Cars	5 years
Other fixtures and fittings	2 to 3 years
The estimated useful life of the vessels of up to 25 years has been determined by an external consultant through a fatigue analysis based on the technical specification of the vessels, whereas for Wind Peak, the estimated useful life has been determined based on an internal technical analysis, validated by an external expert. The estimated useful life of these vessels depends on the initial delivery date.
Prior to their acquisition, Wind Orca and Wind Osprey, had already been in use for eight years, therefore the remaining useful life of these vessels is estimated at 17 years for all components except for the jacking system and the main crane, which have a remaining useful life of three years from the acquisition date. For
Wind Scylla and Wind Zaratan, the remaining useful lives at the acquisition date were assessed to be 17 and
14 years respectively, and all components are assigned the same useful life. Hull and steel components have a salvage value of up to EUR 15 million per vessel at the end of their useful lives. Both the salvage value and the residual value are estimated as the lightweight tonnage of each vessel multiplied by the scrap value per tonne. Depreciation is based on costs less the estimated residual value.
Further information is provided in Note 2.4, Material accounting judgements, estimates and assumptions, in relation to vessels acquired through the business combination.
The residual value, useful life, and methods of depreciation of property, plant, and equipment are reviewed at each financial year end and adjusted accordingly, if appropriate.

Right-of-Use Assets and Lease liabilities	Right-of-Use Assets
The Group recognises a right-of-use asset and lease liability at the date on which the underlying asset is made available for use. Right-of-use assets are measured at cost, which comprises the initial measurement of the lease liability using an incremental borrowing rate adjusted for any lease payments made at or before the commencement date and any lease incentives received. Any initial direct costs that would not have been incurred if the lease had not been obtained are included in to the carrying amount of the right-of-use assets.
The right-of-use asset is subsequently measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of the lease liability.
Right-of-use assets are depreciated on a straight-line basis over the lease term.
Right-of-use assets are tested for impairment whenever there is objective evidence or an indication that these assets may be impaired. For further information regarding impairment testing. please refer to Note 13.
Lease liabilities
At the inception of a contract, the Group assesses whether the contract contains a lease. A contract contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Reassessment is required only when the terms and conditions of the contract are changed.
At the commencement date of the lease, the Group recognises lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments
(including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees.
Variable lease payments that do not depend on an index or a rate are recognised as expenses in the period in which the event or condition that triggers the payment occurs. Utilisation based lease fees are classified as variable lease payments.
In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date, as the interest rate implicit in the lease is not readily determinable. After the commencement date, the carrying amount of lease liabilities is increased to reflect the accretion of interest and reduced by lease payments made.
In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.
Short-term and low-value leases
The Group has elected not to recognise right-of-use assets and lease liabilities for short-term leases with lease terms of twelve months or less, and for low-value leases. Lease payments relating to these leases are expensed to profit or loss on a straight-line basis over the lease term. Short-term and low-value leases include cars, coffee machines, office premises and AV equipment.

Inventories	Inventories are carried at the lower of cost and net realisable value. Cost is determined using the first-in, first-out basis. Net realisable value is the estimated selling price in the ordinary course of business, less applicable variable selling expenses. Inventories mainly comprise fuel and oil.
Trade and Other Receivables	Financial assets
The classification of financial assets depends on the Group’s business model for managing the financial assets as well as the contractual terms of the cash flows of the respective financial assets.
(1)At initial recognition: the Group measures a financial asset at fair value, plus, in the case of a financial asset not measured at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial assets. Transaction costs of financial assets carried at fair value through profit or loss are recognised as an expense in profit or loss.
(1i)At subsequent measurement: the Group’s financial assets mainly comprise cash and bank balances, trade receivables and other current assets.
Interest income from these financial assets is recognised using the effective interest rate method.
The Group assesses on a forward-looking basis the expected credit losses associated with its financial assets carried at amortised cost. For trade and other receivables, the Group applied the simplified approach permitted by IFRS 9, which requires lifetime expected losses to be recognised from initial recognition of the receivables.

Cash and cash equivalents	Cash and cash equivalents consist of cash net of short-term bank overdrafts, as these are considered an integral part of the Group’s cash management. Cash and cash equivalents are measured at amortised cost.

Provisions, Trade and Other Payables	Trade and other payables represent liabilities for goods and services provided to the Group before the end of the financial year, that remain unpaid. They are classified as current liabilities if payment is due within one year or less (within the normal operating cycle of the business, if longer). Otherwise, they are presented as non-current liabilities. Trade and other payables are initially recognised at fair value, and subsequently carried at amortised cost, using the effective interest method.
A provision is recognised for certain contracts with customers where the unavoidable costs of meeting the performance obligations exceed the economic benefits expected to be received. These costs are expected to be incurred in the following financial year.

Issued Share Capital	Ordinary shares are classified as equity. When there is a capital increase through the issuance of new shares, these shares are recorded at their nominal value.
The share premium reserve represents capital contributed by investors in excess of the nominal value of the shares issued, net of any incremental costs directly attributable to the issuance of new shares.
Own equity instruments that are reacquired (treasury shares) are recognised at cost and deducted from equity. No gain or loss is recognised in profit or loss on the purchase, sale, issue or cancellation of the
Group’s own equity instruments. Any difference between the carrying amount and the consideration received, upon reissuance, is recognised in equity.

Derivative Financial Instruments	Accounting policies
Derivative financial instruments are initially recognised at fair value on the date the derivative contract is entered into and are subsequently remeasured at fair value through profit and loss. Derivatives are carried as financial assets, presented as derivative assets, when the fair value is positive and as financial liabilities, presented as derivative liabilities, when the fair value is negative.
At the inception of a hedge relationship, the Group formally designates and documents the hedge relationship, including the risk management objective and strategy for undertaking the hedge.
Changes in the fair value of derivative financial instruments designated as cash flow hedges are recognised in other comprehensive income and presented under “Hedging reserves” (equity). Where the expected future transactions result in the acquisition of non-financial assets, amounts deferred in equity are transferred from equity and included in the cost of the asset. Where expected future transactions result in income or expenses, amounts deferred under in equity are transferred from equity to the statement of profit and loss, in the same item as the hedged transaction, as a reclassification adjustment. In addition, the entity may transfer the cumulative fair value changes recognised in equity upon derecognition of the hedged item.
Changes in the fair value of derivative financial instruments not designated as hedges are recognised in the statement of profit and loss. Certain borrowing facilities when undrawn do not qualify for hedge accounting. Changes in the fair value of these derivative financial instruments are therefore recognised in the statement of profit and loss under “Financial income” or “Financial expenses” for interest rate swaps.
The amount included in the hedging reserve is the lower, in absolute terms, of the cumulative fair value adjustment of the hedging instrument and the hedged item. Hedge ineffectiveness is recognised in the consolidated statement of profit and loss. Cost of hedging reserves include the time value of options.
These costs are recognised separately in Other Comprehensive Income (OCI) and are amortised over the life of the hedging instrument, in accordance with the specific hedging relationship. If the hedge is discontinued, any unamortised cost of hedging is recognised immediately in profit or loss.